SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2021	Mar. 02, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Cash	$ 797,602	$ 2,431,242
Cash equivalents	0	0
Unrecognized tax benefits	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0	0
Total offering costs		17,853,629
Cash subject to federal depository insurance	$ 250,000	$ 250,000	$ 250,000